Stock-Based Compensation (Schedule Of Vesting Stock Award Activity) (Details) (Vesting Stock Awards [Member], USD $) In Millions, except Per Share data	6 Months Ended	12 Months Ended
	Jul. 31, 2011	Jan. 31, 2011
Vesting Stock Awards [Member]
Shares at January 31, 2011	11.7	12.1
Awards granted	5.6	4.5
Awards forfeited	(0.7)	(1.3)
Awards vested	(3.6)	(3.6)
Shares at July 31, 2011	13.0	11.7
Weighted average grant-date fair value, Shares at January 31, 2011	$ 18.03	$ 18.60
Weighted average grant-date fair value, Awards granted	$ 16.91	$ 17.38
Weighted average grant-date fair value, Awards forfeited	$ 17.81	$ 18.11
Weighted average grant-date fair value, Awards vested	$ 17.93	$ 19.13
Weighted average grant-date fair value, Shares at July 31, 2011	$ 17.58	$ 18.03